Leases - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases
Total cash outflow	$ 31,240	$ 33,276
Interest on lease liabilities	$ 6,192	$ 6,984